Basis of preparation (Tables)	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of Foreign Currency Exchange Rate Translation	For the periods presented, the Company used the following exchange rates:

	Period ended		Average for the three months ended
	March 31, 2026	December 31, 2025	March 31, 2026	March 31, 2025
Canadian Dollar	1.39	1.37	1.37	1.43
Euro	0.86	0.85	0.85	0.95
RMB	6.90	6.99	6.92	7.27